Loans and Advances to Customers - Summary of Loans and advances to customers by type (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	€ 612,619		€ 594,144
Loan loss provisions	(4,590)		(4,491)
Loans and advances to customers	608,029	[1]	589,653
Loans to, or guaranteed by, public authorities [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	42,190		41,803
Loans secured by mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	348,526		337,379
Loans guaranteed by credit institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	3,775		3,095
Personal lending [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	28,250		24,867
Corporate loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	189,878		187,000
Netherlands [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	185,873		183,106
Loan loss provisions	(1,193)		(1,480)
Loans and advances to customers	184,680		181,626
Netherlands [member] | Loans to, or guaranteed by, public authorities [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	25,340		24,547
Netherlands [member] | Loans secured by mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	117,199		117,848
Netherlands [member] | Loans guaranteed by credit institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	206		195
Netherlands [member] | Personal lending [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	3,482		3,304
Netherlands [member] | Corporate loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	39,645		37,213
International [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	426,746		411,037
Loan loss provisions	(3,398)		(3,011)
Loans and advances to customers	423,349		408,027
International [member] | Loans to, or guaranteed by, public authorities [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	16,849		17,257
International [member] | Loans secured by mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	231,327		219,530
International [member] | Loans guaranteed by credit institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	3,569		2,901
International [member] | Personal lending [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	24,768		21,563
International [member] | Corporate loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	€ 150,233		€ 149,787

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.